VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated September 30, 2019

to the current Prospectuses, each dated May 1, 2019, for the above named Portfolios

(each a “Prospectus” and collectively the “Prospectuses”)

On September 12, 2019, the Portfolios’ Board of Directors (the “Board”) approved the addition of Barbara Reinhard as a portfolio manager for the Portfolios effective September 30, 2019.

Effective on or about September 30, 2019, the Portfolios’ Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of each Portfolio is revised to reflect the addition of Barbara Reinhard as a portfolio manager.

2.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers” of the Portfolios’ Prospectuses:

Barbara Reinhard, CFA, Portfolio Manager, joined Voya in 2016. Ms. Reinhard is the head of asset allocation for Multi-Asset Strategies and Solutions (“MASS”) at Voya Investment Management. In this role, she is responsible for strategic and tactical asset allocation decisions for the MASS team’s multi-asset strategies. Prior to joining Voya, Ms. Reinhard was the chief investment officer for Credit Suisse Private Bank in the Americas from 2011 to 2016. In that role, she managed discretionary multi-asset portfolios, was a member of the global asset allocation committee, and the pension investment committee. Prior to that, Ms. Reinhard spent 20 years of her career at Morgan Stanley.

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VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated September 30, 2019

to the current Statements of Additional Information, each dated May 1, 2019,

for the above named Portfolios

(each a “SAI” and collectively the “SAIs”)

On September 12, 2019, the Portfolios’ Board of Directors (the “Board”) approved the addition of Barbara Reinhard as a portfolio manager for the Portfolios effective September 30, 2019.

Effective on or about September 30, 2019, the Portfolios’ SAIs are revised as follows:

1.

The tables in the sub-section entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Portfolios’ SAIs are hereby amended to include the following:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Barbara Reinhard, CFA[1]	9	$6,799,887,023	0	$0	0	$0

1 As of May 31, 2019

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Barbara Reinhard, CFA[1]	None

1 As of May 31, 2019

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